Commitments And Contingent Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities

10. Commitments and Contingent Liabilities

The Company is subject to indemnity agreements with current and former third-party investors of Indiana Harbor and Jewell related to certain tax benefits that they earned as limited partners. Based on the partnership's statute of limitations, as well as published filings of the limited partners, the Company believes that tax audits for years 2006 and 2007, relating to tax credits of approximately $53 million, may be still open for the limited partners and subject to examination. As of September 30, 2011, the Company has not been notified by the limited partners that any items subject to the indemnification are under examination and further believes that the potential for any claims under the indemnity agreements is remote. Sunoco, Inc. also guarantees SunCoke Energy's performance under the indemnification to the current third party investor of Indiana Harbor and the former investor at Jewell. On September 30, 2011, concurrent with SunCoke Energy's purchase of the 19 percent ownership interest from one of the Indiana Harbor limited partners, Sunoco, Inc. was released of its guarantee to the former Indiana Harbor partner of SunCoke Energy's performance under this indemnification. SunCoke Energy has assumed this guarantee.

On March 24, 2011, the Company received a demand notice from the United States Environmental Protection Agency ("EPA") assessing a civil penalty for alleged Clean Air Act violations at the Haverhill, Ohio and Granite City, Illinois plants. At this stage, negotiations are ongoing and the Company is unable to estimate a range of reasonably possible loss. The Company does not believe any probable loss would be material to its cash flows, financial position or results of operations.

The Company is a party to certain other pending and threatened claims. Although the ultimate outcome of these claims cannot be ascertained at this time, it is reasonably possible that some portion of these claims could be resolved unfavorably to the Company. Management of the Company believes that any liability which may arise from claims would not be material in relation to the combined and consolidated financial position, results of operations or cash flow of the Company at September 30, 2011.

10. Commitments and Contingent Liabilities

The Company, as lessee, has noncancelable operating leases for land, office space, equipment and railcars. Total rental expense for 2010, 2009, and 2008 amounted to $4.6, $3.9 and $2.7 million, respectively. The aggregate amount of future minimum annual rentals applicable to noncancelable operating leases is as follows:

(Dollars in thousands)
Year ending December 31:
2011	$1,702
2012	2,171
2013	2,168
2014	2,162
2015	1,925
Thereafter	3,344

Total	$13,472

As discussed in Note 1, the Company has an agreement with Lakeshore which provides coal handling services. The fixed and determinable amounts of the Company's obligation under this agreement are as follows:

(Dollars in thousands)
Year ending December 31:
2011	$4,699
2012	4,699
2013	2,350

Total	11,748
Less: Amount representing interest	(1,132)

Total at present value	$10,616

Payments under this agreement, including variable components, totaled $10.0, $10.8 and $11.1 million in 2010, 2009, and 2008, respectively.

The Company is subject to indemnity agreements with third-party investors (including a former investor in the Jewell cokemaking operations) for certain tax benefits that were available to them during the preferential return period in the event the Internal Revenue Service ("IRS") disallows the tax deductions and benefits allocated to the third parties. These tax indemnifications are in effect until the applicable tax returns are no longer subject to IRS review. Although the Company believes the possibility is remote that it will be required to do so, at December 31, 2010, the maximum potential payment under these tax indemnifications would have been approximately $20.0 million. Sunoco, Inc. also guarantees SunCoke's performance under the indemnification to the third-party investors.

The Company is a party to certain other pending and threatened claims. Although the ultimate outcome of these claims cannot be ascertained at this time, it is reasonably possible that some portion of these claims could be resolved unfavorably to the Company. Management of the Company believes that any liability which may arise from claims would not be material in relation to the combined financial position, results of operations or cash flows of the Company at December 31, 2010.